Stock Option Plans (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Summary of Employee Option Activity

A summary of the employee option activity is as follows:

	Nine Months Ended March 31,
	2013		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, June 30	69	$3.50	262	$1.18
Granted	192	0.35	472	6.40
Exercised	—	—	(15)	3.50
Terminated	—	—	—	—

Outstanding, March 31	261	$1.18	719	$4.56

Exercisable, March 31	71		136

Weighted average fair value of options granted during the period	$0.21		$4.08

A summary of the employee option activity is as follows:

	Fiscal Year Ended June 30,
	2012		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	69	$3.85	69	$3.50
Granted	4	3.50	193	0.35
Exercised	—	—	—	—
Terminated	(4)	12.53	—	—

Outstanding, end of year	69	$3.50	262	$1.18

Exercisable, end of year	58		85

Weighted average fair value of options granted during the year	$1.75		$0.35

Summarizes Information About Incentive Stock Options

The following table summarizes information about incentive stock options outstanding:

	June 30,
	2012		2013
Exercise Price	Number	Weighted Average Contractual Life Remaining	Number	Weighted Average Contractual Life Remaining
$0.35	—	—	193	9.53
$3.50	69	5.49	69	4.49

	69		262

The following table summarizes information about incentive stock options exercisable:

	June 30,
	2012		2013
Exercise Price	Number	Weighted Average Contractual Life Remaining	Number	Weighted Average Contractual Life Remaining
$0.35	—	—	20	9.53
$3.50	58	5.10	65	4.38

	58		85

Summary of Allocation of Share Based Compensation	The expense was allocated as follows:

	Fiscal Year Ended June 30,
	2012	2013
Research and development	$9	$11
General and administrative	9	8

	$18	$19

Stock Option Pricing Model Assumption

The following assumptions were made in estimating fair value:

	Fiscal Year Ended June 30,
Assumption	2012	2013
Dividend yield	0.00%	0.00%
Expected term	6.25 years	6.25 years
Risk-free interest rate	1.39%	1.37% to 1.40%
Expected volatility	65.02%	63.23%

Nonqualified Stock Options [Member]
Summary of Non-employee Option Activity

A summary of non-employee option activity follows:

	Nine Months Ended March 31,
	2013		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, June 30	64	$3.50	118	$2.06
Granted	54	0.35	87	9.47
Exercised	—	—	(42)	3.35
Terminated	—	—	(10)	3.50

Outstanding, March 31	118	$2.06	153	$5.82

Exercisable, March 31	62		30

Weighted average fair value of options granted during the period	$0.21		$6.66

A summary of non-employee option activity follows:

	Fiscal Year Ended June 30,
	2012		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	64	$3.50	64	$3.50
Granted	1	3.50	54	0.35
Terminated	(1)	7.67	—	—

Outstanding, end of year	64	$3.50	118	$2.06

Exercisable, end of year	59		67

Weighted average fair value of options granted during the year	$1.75		$0.35